MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund
MainStay Large Cap Growth Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Large Cap Growth Fund

Supplement dated December 18, 2013 to the

Class R6 Summary Prospectus and Prospectus, dated June 17, 2013, as supplemented

Effective January 15, 2014, the MainStay Large Cap Growth Fund (the “Fund”) will be available for purchase by new investors subject to applicable investment minimums and eligibility requirements. All references to the Fund being closed to new investors will be deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.